WARRANT DERIVATIVE LIABILITY (Tables)	3 Months Ended
Mar. 31, 2022
Warrant Derivative Liability [Abstract]
Summary of Warrant Derivative Liability
	Number of Warrants Outstanding	Fair Value of Warrant Derivative
As at December 31, 2021	18,955,281	4,930
Items that were classified to net loss:
Change in fair value	-	(2,909)
As at March 31, 2022	18,955,281	2,021

Summary of Warrants Outstanding
Issue Date	Expiry Date	Exercise Price	Currency	Number Issued	Number Outstanding
		$
29-Jun-17	29-Jun-22	6.00	CAD	1,612,955	75,810
21-Jul-17	29-Jun-22	6.00	CAD	370,567	370,567
24-Aug-17	24-Aug-22	6.00	CAD	563,067	563,067
5-Dec-17	5-Dec-22	18.00	CAD	1,533,333	1,533,333
10-Apr-18	10-Apr-23	10.50	CAD	1,126,665	1,126,665
10-May-18	10-Apr-23	10.50	CAD	168,889	168,889
10-Aug-18	10-Aug-23	2.92	USD	7,679,574	6,661,068
21-Mar-19	21-Mar-24	3.95	USD	8,455,882	8,445,882
Balance at March 31, 2022				21,510,932	18,955,281